Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 5,773	$ 3,362	$ 4,993
Income taxes net of refunds	$ 48,056	$ 99,006	$ 103,261